ADOPTION IMPACT OF NEW REVENUE STANDARD - Cash Flow Impact (Details) - USD ($) $ in Millions	3 Months Ended							4 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 09, 2016	Jun. 17, 2016	Mar. 25, 2016	Dec. 30, 2016	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	$ 112	$ 47	$ 48	$ 28	$ 41	$ 25	$ 7	$ 49	$ 235	$ 122	$ 127
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation									21	21	22
Amortization of debt discount and issuance costs									10	6	6
Vacation ownership notes receivable reserve									52	45	36
Share-based compensation									16	14	14
Loss on disposal of property and equipment, net									2	(11)	(10)
Deferred income taxes									(61)	30	31
Net change in assets and liabilities:
Accounts receivable									(9)	0	(26)
Notes receivable originations									(466)	(357)	(311)
Notes receivable collections									270	254	270
Inventory									45	(1)	73
Purchase of vacation ownership units for future transfer to inventory									(34)	0	0
Purchase of operating properties for future conversion to inventory									0	0	(62)
Other assets									(21)	12	(11)
Accounts payable, advance deposits and accrued liabilities									39	(14)	26
Liability for Marriott Rewards customer loyalty program									0	0	(89)
Deferred revenue									9	15	(6)
Payroll and benefit liabilities									16	(7)	11
Deferred compensation liability									12	12	9
Other liabilities									0	1	3
Other, net									6	(1)	6
Net cash provided by operating activities									142	141	119
As Reported | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income									227	137	123
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation									21	21	22
Amortization of debt discount and issuance costs									10	6	6
Vacation ownership notes receivable reserve									50	48	33
Share-based compensation									16	14	14
Loss on disposal of property and equipment, net									2	(11)	(10)
Deferred income taxes									(66)	39	28
Net change in assets and liabilities:
Accounts receivable									5	(29)	(25)
Notes receivable originations									(467)	(357)	(311)
Notes receivable collections									270	254	270
Inventory									42	5	73
Purchase of vacation ownership units for future transfer to inventory									(34)
Purchase of operating properties for future conversion to inventory											(62)
Other assets									(21)	11	(11)
Accounts payable, advance deposits and accrued liabilities									51	(19)	34
Liability for Marriott Rewards customer loyalty program											(89)
Deferred revenue									2	17	(5)
Payroll and benefit liabilities									16	(7)	11
Deferred compensation liability									12	12	9
Other liabilities											3
Other, net									6		6
Net cash provided by operating activities									142	141	119
Adjustments | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income									8	(15)	4
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation									0	0	0
Amortization of debt discount and issuance costs									0	0	0
Vacation ownership notes receivable reserve									2	(3)	3
Share-based compensation									0	0	0
Loss on disposal of property and equipment, net									0	0	0
Deferred income taxes									5	(9)	3
Net change in assets and liabilities:
Accounts receivable									(14)	29	(1)
Notes receivable originations									1	0	0
Notes receivable collections									0	0	0
Inventory									3	(6)	0
Purchase of vacation ownership units for future transfer to inventory									0
Purchase of operating properties for future conversion to inventory											0
Other assets									0	1	0
Accounts payable, advance deposits and accrued liabilities									(12)	5	(8)
Liability for Marriott Rewards customer loyalty program											0
Deferred revenue									7	(2)	(1)
Payroll and benefit liabilities									0	0	0
Deferred compensation liability									0	0	0
Other liabilities											0
Other, net									0		0
Net cash provided by operating activities									$ 0	$ 0	$ 0